Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions 1	$ 2
Related Party Transactions 2	1
Related Party Transactions 3	3
Related Party Transactions 4	2
Related Party Transactions 5	4
Related Party Transactions 6	7
Related Party Transactions 7	22
Related Party Transactions 8	27
Related Party Transactions 9	54
Related Party Transactions 10	0
Related Party Transactions 1		6,000
Related Party Transactions 2		4,000
Related Party Transactions 3		6,000
Related Party Transactions 4		4,000
Related Party Transactions 5		23,000
Related Party Transactions 6		10,000
Related Party Transactions 7		114,000
Related Party Transactions 8		87,000
Related Party Transactions 9		85,000
Related Party Transactions 10		1.00%
Related Party Transactions 11		0
Related Party Transactions 12		$ 1,000